Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
Segment Information

Puget Energy operates one business segment referred to as the regulated utility segment.  The regulated utility segment includes the account receivables securitization program which was terminated during the merger.  Puget Energy’s regulated utility operation generates, purchases and sells electricity and purchases, transports and sells natural gas.  The service territory of PSE covers approximately 6,000 square miles in the state of Washington.
Non-utility business segment includes two PSE subsidiaries and Puget Energy, and is described as Other.  The PSE subsidiaries are a real estate investment and development company and a holding company for a small non-utility wholesale generator which was sold in 2010.  Reconciling items between segments are not significant.
Effective February 6, 2009, all merger related fair value adjustments were retained in Puget Energy.  Accordingly, only the financial statements of Puget Energy were adjusted to reflect the purchase accounting.  Prior to the merger, the business segment financial statements for Puget Energy and PSE were the same.

	Year Ended December 31, 2011
Puget Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,319,105	$(340)	$3,318,765
Depreciation and amortization	371,977	1	371,978
Income tax (benefit) expense	91,464	(57,704)	33,760
Operating income	477,730	(2,790)	474,940
Interest charges, net of AFUDC	210,463	131,498	341,961
Net income	228,908	(105,618)	123,290
Total assets	10,648,493	1,736,217	12,384,710
Construction expenditures - excluding equity AFUDC	976,513	—	976,513

	Year Ended December 31, 2011
Puget Sound Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,319,106	$697	$3,319,803
Depreciation and amortization	371,977	1	371,978
Income tax expense	78,451	(334)	78,117
Operating income	431,553	(510)	431,043
Interest charges, net of AFUDC	201,467	—	201,467
Net income	204,740	(620)	204,120
Total assets	10,042,263	43,284	10,085,547
Construction expenditures - excluding equity AFUDC	976,513	—	976,513

	Year Ended December 31, 2010
Puget Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,121,934	$283	$3,122,217
Depreciation and amortization	364,205	1	364,206
Income tax (benefit) expense	35,905	(33,424)	2,481
Operating income	310,130	(1,896)	308,234
Interest charges, net of AFUDC	220,922	86,088	307,010
Net income	92,927	(62,616)	30,311
Total assets	10,180,532	1,748,804	11,929,336
Construction expenditures - excluding equity AFUDC	859,091	—	859,091

	Year Ended December 31, 2010
Puget Sound Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,121,935	$282	$3,122,217
Depreciation and amortization	364,204	2	364,206
Income tax (benefit) expense	60	62	122
Operating income	207,647	(56)	207,591
Interest charges, net of AFUDC	220,854	—	220,854
Net income	26,358	(263)	26,095
Total assets	9,260,675	50,109	9,310,784
Construction expenditures - excluding equity AFUDC	859,091	—	859,091

	Successor February 6, 2009 - December 31, 2009		Predecessor January 1, 2009 - February 5, 2009		Year Ended December 31, 2009
Puget Energy (Dollars in Thousands)	Regulated Utility	Other	Regulated Utility	Other	Total
Revenue	$2,921,550	$3,598	$403,713	$—	$3,328,861
Depreciation and amortization	305,904	39	26,742	—	332,685
Income tax (benefit) expense	113,241	(31,200)	10,537	(1,540)	91,038
Operating income	477,082	(2,219)	55,830	(20,420)	510,273
Interest charges, net of AFUDC	176,858	79,953	16,966	(25)	273,752
Net income	229,973	(55,958)	31,611	(18,855)	186,771
Total assets	10,117,563	1,782,577	8,507,548	87,288	11,900,140
Construction expenditures - excluding equity AFUDC	726,157	—	49,531	—	775,688

	Year Ended December 31, 2009
Puget Sound Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,325,263	$3,238	$3,328,501
Depreciation and amortization	332,646	206	332,852
Income tax (benefit) expense	69,890	(2,246)	67,644
Operating income	387,652	(4,517)	383,135
Interest charges, net of AFUDC	202,527	—	202,527
Net income	161,508	(2,256)	159,252
Total assets	8,765,189	51,382	8,816,571
Construction expenditures - excluding equity AFUDC	775,688	—	775,688